Cover	Oct. 25, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41246
Entity Registrant Name	Chenghe Acquisition I Co.
Entity Central Index Key	0001868269
Entity Tax Identification Number	98-1605340
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	38 Beach Road #29-11
Entity Address, City or Town	South Beach Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	189767
City Area Code	65
Local Phone Number	9851 8611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	LatAmGrowth SPAC
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	LATGU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LATG
Security Exchange Name	NASDAQ